INCOME TAXES - Income Before Income Taxes and Provision for Income Taxes - 10K (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended			12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income (loss) from continuing operations before income taxes:
United States						$ 123.4	$ 146.9	$ 36.0
Foreign						(3.7)	(19.7)	44.6
Income from continuing operations before income taxes	$ 23.6	$ 48.9	$ 42.3	$ 59.2		119.7	127.2	80.6
Provision for (benefit from) income taxes:
United States federal						40.9	58.2	27.4
State and local						16.7	17.9	13.8
Foreign						(3.2)	5.1	7.4
Provision for income taxes	$ 11.8	$ 21.4	17.9	31.0		54.4	81.2	48.6
Current:
United States federal						(2.7)	2.6	3.2
State and local						3.9	3.5	0.7
Foreign						21.7	7.2	11.3
Current income tax expense (benefit)						22.9	13.3	15.2
Deferred:
United States federal						43.6	55.6	24.2
State and local						12.8	14.4	13.1
Foreign						(24.9)	(2.1)	(3.9)
Provision for deferred income taxes			$ 7.1	$ 19.5	[1]	$ 31.5	$ 67.9	$ 33.4

[1]	Adjusted as a result of the adoption of certain accounting pronouncements beginning on January 1, 2016. See Note 1, "Description of Business and Summary of Significant Accounting Policies - Recently Adopted Accounting Pronouncements" for details of these adjustments.